Victory Diversified Stock Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	19.05%	13.25%	10.34%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.75%	10.64%	7.54%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.64%	9.98%	7.38%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	24.09%	13.52%	10.21% [1]
Class I
Prospectus [Line Items]
Average Annual Return, Percent	26.56%	14.87%	11.27%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	25.95%	14.27%	10.68%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	26.62%	14.93%	11.33%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	26.62%	14.85%	11.24%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.